Commitments (Tables)	12 Months Ended
Jul. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Leased Assets [Table Text Block]
.  We have assessed the leases and deem them to be capital leases. At July 31, 2014, total future minimum payments is as follows:

2015	$58,750
2016	40,917
2017	1,114
Total Minimum Lease Payments	$100,781
Less: Interest	$16,272
Present Value of Minimum Lease Payments	$84,509
Capital Lease Obligation, Current	$45,660
Capital Lease Obligation, Noncurrent	$38,849